Reconciliation Between Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to Norwegian Cruise Line Holdings Ltd.	$ 170,858			$ 128,188							$ 65,622	$ 167,503
Net income	$ 172,894	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ 66,479	$ 167,503	$ 168,556		$ 126,859		$ 22,986
Basic weighted-average shares outstanding	204,425,308			178,252,763							202,279,989	178,198,984	178,232,850	[2]	177,869,461	[2]	177,563,047	[2]
Dilutive effect of awards	6,277,936			797,287							6,393,619	787,520
Diluted weighted-average shares outstanding	210,703,244			179,050,050							208,673,608	178,986,504	179,023,683	[2]	178,859,720	[2]	178,461,210	[2]
Basic earnings per share	$ 0.84			$ 0.72							$ 0.32	$ 0.94	$ 0.95		$ 0.71		$ 0.13
Diluted earnings per share	$ 0.82			$ 0.72							$ 0.32	$ 0.94	$ 0.94		$ 0.71		$ 0.13
Scenario, Previously Reported
Earnings Per Share [Line Items]
Diluted weighted-average shares outstanding																	178,461,218

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.
[2]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.